Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events
15. SUBSEQUENT EVENTS

On November 7, 2018, WGP, WES, Anadarko and certain of their affiliates entered into a Contribution Agreement and Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which, among other things, Clarity Merger Sub, LLC, a wholly owned subsidiary of WGP, merged with and into WES, with WES continuing as the surviving entity and a subsidiary of WGP (the “Merger”). On February 28, 2019, immediately following the Merger, the common units of WES ceased to trade on the NYSE under the symbol “WES.” The common units of WGP began to trade on the NYSE under the symbol “WES.”
Pursuant to the Merger Agreement, the following transactions, among others, occurred immediately prior to the Merger becoming effective in the order as follows: (1) Anadarko E&P Onshore LLC and WGR Asset Holding Company LLC (“WGRAH”) (the “Contributing Parties”) contributed to WES all of their interests in each of Anadarko Wattenberg Oil Complex LLC, Anadarko DJ Oil Pipeline LLC, Anadarko DJ Gas Processing LLC, Wamsutter Pipeline LLC, DBM Oil Services, LLC, Anadarko Pecos Midstream LLC, Anadarko Mi Vida LLC and APCWH to WGR Operating, LP, Kerr-McGee Gathering LLC and DBM (each wholly owned by WES) in exchange for aggregate consideration of $1.814 billion in cash from WES, minus the outstanding amount payable on the APCWH Note Payable assumed by WES in connection with the transaction, and 45,760,201 WES common units; (2) AMH sold to WES its interests in Saddlehorn and Panola in exchange for aggregate consideration of $193.9 million in cash; (3) WES contributed cash in an amount equal to the outstanding balance of the APCWH Note Payable immediately prior to the effective time to APCWH, and APCWH paid such cash to Anadarko in satisfaction of the APCWH Note Payable; (4) WES Class C units converted into WES common units on a one-for-one basis; and (5) WES and WES GP caused the conversion of the IDRs and the 2,583,068 general partner units in WES held by WES GP into a non-economic general partner interest in WES and 105,624,704 WES common units. The 45,760,201 WES common units issued to the Contributing Parties, less 6,375,284 WES common units retained by WGRAH, converted into the right to receive an aggregate of 55,360,984 WGP common units upon the consummation of the Merger. See Note 13 for additional information.